Revenue from collaboration agreements - Summary of Deferred revenue related to the collaboration agreements (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2022
Revenue [abstract]
Current	€ 15,816	€ 35,908
Non-current	18,541	34,161
Total	€ 34,357	€ 70,069	€ 41,800